TYPE                13F-HR
PERIOD              12/31/02
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: December 31,2002

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       February 04, 2003
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         28

Form 13F Information Table Value Total:    $  285,119
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                               FORM 13F INFORMATION TABLE
                                               VALUE      SHARES/   SH/    PUT/INVSTMT OTHER        VOTING AUTHORITY
    NAME  OF ISSUER     TITLE OF CLA  CUSIP    (X$1000)   PRN AMT   PRN    CALLDSCRETN MANAGERSSOLE   SHARED     NONE
---------------------------------------------- ----------- ------------------------------------------- -------- --------
ADAPTEC INC.            COM         00651F108        6,315 1,117,700  SH        OTHER  01              1,117,700            -
ALLIED CAPITAL CORP     COM         01903Q108        2,947   135,000  SH        OTHER  01                      0  135,000
AMC ENTERTAINMENT       COM         001669100        3,954   446,800  SH        OTHER  01                446,800            -
American Capital StrategPUT         024937954          982    45,500  SH   PUT  OTHER  01                 45,500
AT&T WIRELESS SERVICES ICOM         00209A106        5,152   911,800  SH        OTHER  01                911,800
Benchmark Electronics InPUT         08160H951          602    21,000  SH   PUT  OTHER  01                 21,000
CABOT MICROELECTRONICS  COM         12709P103        2,624    55,600  SH        OTHER  01                 28,900    26,700
DIAMONDS TR             UNIT SER 1   252787106       8,351   100,000  SH        OTHER  01                100,000
HANDLEMAN CO DEL        COM          410252100         838    72,900  SH        OTHER  01                 72,900
Harley Davidson Inc.    PUT          412822958      10,395   225,000  SH   PUT  OTHER  01                225,000
INTERWOVEN INC          COM         46114T102       25,911 9,965,787  SH        OTHER  01              9,965,787
Magna Entertainment ClasCL A         559211107      27,725 4,471,803  SH        OTHER  01              4,088,803  383,000
MARTHA STEWART OMNIMEDIACL A         573083102      12,215 1,237,600  SH        OTHER  01              1,237,600
Marvel Enterprises      COM         57383M108        2,140   238,300  SH        OTHER  01                238,300
Microsemi Corp.         CALL         595137900       3,045   500,000  SH   CALL OTHER  01                500,000
NASDAQ 100 TR           UNIT SER 1   631100104      59,875 2,456,900  SH        OTHER  01              2,456,900
NET2PHONE               COM         64108N106        6,748 1,666,237  SH        OTHER  01              1,666,237
POWERWAVE TECHNOLOGY    COM          739363109      34,474 6,384,053  SH        OTHER  01              6,384,053
Pre Paid Legal SVCS Inc.COM          740065107       3,726   142,200  SH        OTHER  01                      0  142,200
Pre Paid Legal SVCS Inc.PUT          740065957       2,227    85,000  SH   PUT  OTHER  01                 85,000
RHEOMETRICS SCIENTIFIC ICOM          762073104          18    30,000  SH        OTHER  01                 30,000
RUBIO'S RESTURANT INC.  COM         78116B102        4,093   661,148  SH        OTHER  01                661,148
SANMINA CORP            COM          800907107      36,863 8,209,938  SH        OTHER  01              8,209,938
SCIENTIFIC GAMES CORP   CL A        80874P109        2,178   300,000  SH        OTHER  01                300,000
SILICON LABORATORIES INCCOM          826919102       4,533   237,600  SH        OTHER  01                125,400112,200
THE STREET.COM INC.     COM         88368Q103        6,323 2,158,103  SH        OTHER  01              2,158,103
Trikon Technologies Inc COM          896187408       5,579 1,115,771  SH        OTHER  01              1,115,771
XM SATELLITE RADIO      CL A         983759101       5,286 1,965,179  SH        OTHER  01                 17,9001,947,279

 /TEXT
 /DOCUMENT
 /SUBMISSION